DEBT OBLIGATIONS (Tables)	6 Months Ended
Jun. 30, 2026
Disclosure of borrowing costs [Abstract]
Schedule of Partnership’s Debt Obligations
The partnership’s debt obligations include the following:

	Jun. 30, 2026		Dec. 31, 2025
(US$ Millions)	Weighted-average rate	Debt balance	Weighted-average rate	Debt balance
Corporate unsecured facilities:
Brookfield Property Partners’ credit facilities	5.59%	$2,060	5.74%	$1,260
Brookfield Property Partners’ corporate bonds	5.22%	1,338	5.10%	1,020
GGP Retail LLC (“GGP”) term debt	6.64%	842	7.22%	846
GGP senior secured notes	4.50%	497	5.20%	1,124
GGP corporate facility	6.49%	325	6.58%	424
GGP junior subordinated notes	5.41%	203	5.57%	202
Subsidiary borrowings	4.56%	147	4.41%	220
Brookfield Office Properties Inc. (“BPO”) subordinated notes(1)	7.63%	141	—%	—

Secured debt obligations:
Funds subscription credit facilities(2)	6.15%	1,359	5.34%	2,407
Fixed rate	5.48%	15,952	5.29%	17,504
Variable rate	5.99%	26,812	6.37%	21,564
Deferred financing costs		(157)		(257)
Total debt obligations		$49,519		$46,314
Current		6,830		10,876
Non-current		28,144		35,354
Debt associated with assets held for sale(3)		14,545		84
Total debt obligations		$49,519		$46,314
(1)On March 18, 2026, BPO issued C$200 million of fixed-to-fixed reset rate subordinated notes maturing on March 18, 2056, with an initial coupon rate of 7.63%, until March 18, 2031, resetting every five years thereafter at the five-year Government of Canada Yield, plus a 4.58% spread, provided that the rate will not reset below 7.63%.
(2)Funds subscription credit facilities are secured by capital commitments.
(3)The debt associated with assets held for sale was assumed by the purchaser on July 1, 2026. See Note 29, Related Parties of our Q2 2026 Financial Statements for further information on the Reclassification of Opportunistic Fund Investments to assets held for sale.
Debt obligations include foreign currency denominated debt in the functional currencies of the borrowing subsidiaries. Debt obligations by local currency are as follows:

	Jun. 30, 2026			Dec. 31, 2025
(Millions)	U.S. Dollars		Local currency	U.S. Dollars		Local currency
U.S. Dollars	$31,816		$31,816	$29,178		$29,178
British Pounds	7,034		£5,304	7,026		£5,214
Canadian Dollars	3,269	C$	4,641	3,158	C$	4,334
Euros	3,737		€3,272	2,216		€1,886
Australian Dollars	1,466	A$	2,118	1,240	A$	1,858
Brazilian Reais	509	R$	2,635	495	R$	2,724
United Arab Emirates Dirham	477	AED	1,752	456	AED	1,676
Singapore Dollar	457	S$	592	271	S$	348
Swedish Krona	257	SEK	2,491	266	SEK	2,453
Indian Rupees	252	Rs	23,755	244	Rs	21,952
Chinese Yuan	205	C¥	1,392	205	C¥	1,432
New Zealand Dollar	83	NZ$	145	—	NZ$	—
Hong Kong Dollar	60	HK$	473	59	HK$	457
Danish Krone	54	DKK	355	57	DKK	361
South Korean Won(1)	—	₩	—	1,700	₩	2,457,000
Deferred financing costs	(157)			(257)
Total debt obligations	$49,519			$46,314
(1)See Note 29, Related Parties for further information on the Deconsolidation of South Korea Mixed-use.

Schedule of Components of Changes in Debt Obligations
The components of changes in debt obligations, including changes related to cash flows from financing activities, are summarized in the table below:

(US$ Millions)	Six months ended Jun. 30, 2026	Year ended Dec. 31, 2025
Balance, beginning of period	$46,314	$51,499
Debt obligation issuances, net of repayments	6,226	(2,917)
Non-cash changes in debt obligations:
Debt from asset acquisitions	294	103
Assumed by purchaser	(1,452)	(2,970)
Deconsolidation of South Korea Mixed-use debt(1)	(1,662)	—
Assumed from business combination(2)	2	502
Amortization of deferred financing costs and (premium) discount	73	70
Deconsolidation of India REIT debt obligations(3)	—	(1,011)
Foreign currency translation	(285)	1,047
Other	9	(9)
Balance, end of period	$49,519	$46,314
(1)See Note 29, Related Parties for further information on the Deconsolidation of South Korea Mixed-use.
(2)In the third quarter of 2025, the partnership acquired the European Hostels portfolio. See Note 3, Business Combinations, for more information.
(3)See Note 4, Investment Properties for further information on the Deconsolidation of India REIT.